S000034846 [Member] Investment Strategy - Wilmington Municipal Bond Fund	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the value of its net assets in municipal securities that provide interest exempt from federal income tax. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. Additionally, the Fund may invest in exchange-traded funds (“ETFs”). The Fund generally invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality, but also may invest up to 10% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions.
The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, special revenue bonds and private activity bonds.
In selecting securities, the Fund’s investment advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity and securities with different and potentially advantageous structures. The investment advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Standard & Poor’s Investment Grade Intermediate Municipal Bond Index, and does not select securities based on forecasts of interest rates.